CURRENT ASSETS (Schedule of Financial Assets at Fair Value Through Profit or Loss) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Financial assets carried at fair value through profit or loss (FVTPL):
Shares | ₪			₪ 44,494	₪ 35,091
Governmental loan and other bonds | ₪			87,905	58,249
Certificate of participation in mutual fund | ₪			11,115	11,581
Total Financial assets at fair value through profit or loss | ₪			₪ 143,514	₪ 104,921
US Dollars [Member]
Financial assets carried at fair value through profit or loss (FVTPL):
Shares | $		$ 12,834
Governmental loan and other bonds | $		25,355
Certificate of participation in mutual fund | $		3,205
Total Financial assets at fair value through profit or loss | $	[1]	$ 41,394

[1]	Convenience Translation into US Dollars.